SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF CAPITAL ACCOUNTS ARE TRANSLATED AT THEIR HISTORICAL EXCHANGE RATES

	For the six months ended June 30,
	2025	2024
Period-end $: HK$ exchange rate	7.8497	7.8076
Period average $: HK$ exchange rate	7.7920	7.8186
Period-end $: NT$ exchange rate	29.1792	32.4944
Period average $: NT$ exchange rate	31.8386	31.8848
Period-end $: SG$ exchange rate	1.2734	1.3557
Period average $: SG$ exchange rate	1.3240	1.3467

SCHEDULE OF DISAGGREGATION OF REVENUES

The Company’s main business operations are to provide: (i) campaign-based marketing services; (ii) optimization-based marketing services; (iii) social media platforms marketing services; and (iv) social commerce.

	For the six months ended June 30,
Total revenues as of	2025	2024
Campaign-based marketing services	$2,187,128	$2,161,033
Optimization-based marketing services	775,821	1,318,273
Social media platforms marketing services	296,088	416,276
Social commerce	—	128,411
Total revenues	$3,259,037	$4,023,993

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE INTANGIBLE ASSETS
Software platform	5 years